Leuthold Global Industries Fund
Leuthold Global Industries Fund
Leuthold Funds, Inc.

August 11, 2014

Supplement to the Prospectus dated January 31, 2014

Important Information about the Leuthold Select Industries and Leuthold Global Industries Funds

Leuthold Group, LLC d/b/a Leuthold Weeden Capital Management, the investment adviser to the Leuthold Funds, has agreed to contractually limit total annual fund operating expenses for the Leuthold Select Industries Fund so that total annual fund operating expenses (excluding, among other things, Acquired Fund Fees and Expenses) will not exceed 1.50%, and to contractually limit total annual fund operating expenses for the Leuthold Global Industries Fund so that total annual fund operating expenses will not exceed 1.50% for the Retail Class shares and 1.25% for the Institutional Class shares.

Leuthold Global Industries Fund

To reflect the new expense limitations, (1) the “Annual Fund Operating Expenses” table and accompanying footnotes and (2) “Example” under the section “Fees and Expenses of the Fund” in the Prospectus, on page 14, are deleted and replaced with the following:

Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leuthold Global Industries Fund	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leuthold Global Industries Fund		Retail Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.83%	0.83%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses		2.12%	1.87%
Expense Reimbursement	[3]	0.58%	0.58%
Total Annual Fund Operating Expenses after Expense Reimbursement		1.54%	1.29%
[1]	"Other Expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[3]	"Expense Reimbursement" has been restated to reflect the fact that the Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding, among other things, Acquired Fund Fees and Expenses) do not exceed 1.50 % of the average daily net assets of the Fund's Retail Class shares and 1.25% of the average daily net assets of the Fund's Institutional Class shares. The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Leuthold Global Industries Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Retail Class	157	608	1,086	2,406
Institutional Class	131	532	957	2,143